ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedules of accounts payable, accrued liabilities, and their currency denominations

As at	December 31, 2020	December 31, 2019
Trade payable and accrued liabilities	$208,736	$121,546
Payroll and government remittances	22,960	17,637
Warrant liability	4,254	—
	$235,950	$139,183